Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Business And Summary Of Significant Accounting Policies [Line Items]
Number of operating segments	1		1
Short-term restricted cash				$ 38
Stock-based compensation expense	1,554	1,237	1,721	2,927	1,063
Employees and directors [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense			1,655	2,850	1,045
Non employee options [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense			$ 66	$ 77	$ 18
Minimum [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives			3 years
Maximum [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives			5 years